Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales		$ 1,429,177	$ 3,864,356
Fixed maturities, available-for-sale, Gross investment gains from sales		30,403	147,287
Fixed maturities, available-for-sale, Gross investment losses from sales		$ (4,608)	$ (26,829)
Predecessor
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales	$ 5,277			$ 9,170
Fixed maturities, available-for-sale, Gross investment gains from sales	317			3
Fixed maturities, available-for-sale, Gross investment losses from sales	$ (32)			$ (1)